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
                                                                                     -------------------------
FORM                   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT                    OMB APPROVAL
13F                   MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES           -------------------------
                          EXCHANGE ACT OF 1934 AND RULES THEREUNDER                      OMB No. 3235-0005
                                                                                      Expires January 31, 1988
                                                                                     -------------------------

                            SECURITIES AND EXCHANGE COMMISSION                       -------------------------
                                 WASHINGTON, D.C. 20549                                    SEC USE ONLY
                                                                                     -------------------------

                                                                                     -------------------------

               Report for the Calendar Year or Quarter Ended      March 31           1999
                                                            ------------------------   -----
--------------------------------------------------------------------------------------------------------------
                         (Please read instructions before preparing form.)
--------------------------------------------------------------------------------------------------------------
                         If amended report check here: [ ]
--------------------------------------------------------------------------------------------------------------
NAME OF INSTITUTIONAL INVESTMENT MANAGER:
   Fort Washington Investment Advisors, Inc.          13F File Number: 28-5330
--------------------------------------------------------------------------------------------------------------
BUSINESS ADDRESS:
   420 East Fourth Street            Cincinnati                   OH                       45202
--------------------------------------------------------------------------------------------------------------
   Street                            City                         State                     Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

   William Francis Ledwin                        (513) 361-7610                      President
--------------------------------------------------------------------------------------------------------------
           ATTENTION - Intentional misstatements or omissions of facts constitute Federal
                       Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------------------------------------

             The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

             Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional manager has caused this report to be signed on its behalf in the City

       of Cincinnati                          and State of             Ohio
          -----------------------------------             ------------------------------------

       on the 3rd day of May                     , 1999
             ----        -------------------------   ----.

                                               Fort Washington Investment Advisors, Inc.
                                               ------------------------------------------
                                               (Name of Institutional Investment Manager)

                                                /s/ William F. Ledwin
                                                ------------------------------------------
                                                (Manual Signature of Person Duly Authorized
                                                            to Submit This Report

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                             13F File No.:                   Name:                           13F File No.:
----------------------------------------------                   ---------------------------------------------
1. The Western and Southern Life Insurance Co.                   7.
----------------------------------------------                   ---------------------------------------------

2.                                                               8.
----------------------------------------------                   ---------------------------------------------

3.                                                               9.
----------------------------------------------                   ---------------------------------------------

4.                                                               10.
----------------------------------------------                   ---------------------------------------------

5.                                                               11.
----------------------------------------------                   ---------------------------------------------
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Page 1 of 6                     FORM 13F           Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

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                                                                                                                  (SEC Use Only)
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                                                                              Item 6:                                Item 8:
                                                  Item 4:   Item 5:    Investment Discretion                    Voting Authority
    Item 1:                Item 2:       Item 3:   Fair    Shares or  -----------------------     Item 7:             Shares
Name of Issuer            Title of       CUSIP    Market   Principal  (a)  (b) Shared    (c)      Managers    --------------------
                            Class        Number    Value    Amount    sole as Defined   Shared  See Instr. V.     a)   (b)   (c)
                                                   (000)                   in Instr. V.  Other                  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

A T & T Corp                  com        001957109    4122    51652   X        0         0                     51652
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-Liberty Media  com Lib Grp A   001957208    3723    70793   X        0         0                     70793
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.             com        002824100   12482   266648   X        0         0                    266648
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                   com        008117103   14849   178900   X        0         0                    178900
------------------------------------------------------------------------------------------------------------------------------------
Alliedsignal                  com        019512102   11535   234515   X        0         0                    234515
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                com        020002101    1968    53108   X        0         0                     53108
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                   com        020039103   23130   370825   X        0         0                    370825
------------------------------------------------------------------------------------------------------------------------------------
American Intl. Group          com        026874107    2934    24327   X        0         0                     24327
------------------------------------------------------------------------------------------------------------------------------------
American Stores Co New        com        030096101   18520   561225   X        0         0                    561225
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                    com        031162100   30781   411100   X        0         0                    411100
------------------------------------------------------------------------------------------------------------------------------------
Aon Corporation               com        037389103    1926    30458   X        0         0                     30458
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.       com        038222105    8187   132725   X        0         0                    132725
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Proc.          com        053015103    3840    92800   X        0         0                     92800
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.         com        064057102      55     1536   X        0         0                      1536
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.         com        064057102   62459  1737984   0        X         0        1                     1737984
------------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.                com        06423A103   26967   489753   X        0         0                    489753
------------------------------------------------------------------------------------------------------------------------------------
Bank of Rhode Island          com        064576101    1587   153000   X        0         0                    153000
------------------------------------------------------------------------------------------------------------------------------------
Bankamerica                   com        06605F102     279     3925   X        0         0                      3925
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.        com        075887109   20189   526955   X        0         0                    526955
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.           com        077853109   13851   267980   X        0         0                    267980
------------------------------------------------------------------------------------------------------------------------------------
Belo A H Corp. Del         com ser a     080555105    1699    93125   X        0         0                     93125
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                    com        097023105     423    12445   X        0         0                     12445
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb          com        110122108    1367    21320   X        0         0                     21320
------------------------------------------------------------------------------------------------------------------------------------
CMG Information Services      com        125750109    3145    17180   X        0         0                     17180
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.              com        125896100    4732   117575   X        0         0                    117575
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      274750
------------------------------------------------------------------------------------------------------------------------------------

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Page 2 of 6                   FORM 13F           Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

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                                                                                                            (SEC Use Only)
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                                                                                Item 6:                                Item 8:
                                                    Item 4:   Item 5:    Investment Discretion                   Voting Authority
    Item 1:                Item 2:       Item 3:     Fair    Shares or -----------------------    Item 7:              Shares
Name of Issuer            Title of       CUSIP      Market   Principal (a)  (b) Shared   (c)     Managers    ----------------------
                            Class        Number      Value    Amount   sole as Defined  Shared  See Instr. V.   (a)    (b)    (c)
                                                     (000)                  in Instr. V. Other                  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corporation          com        15677T106   14456   395391     X      0         0                    395391
---------------------------------------------------------------------------------------------------------------------------------
Charter One Financial         com        160903100     867    30038     X      0         0                     30038
----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corporation         com        162816102    1490    35000     0      X         0        1                     35000
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                 com        166751107   18152   204527     X      0         0                    204527
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.         com        171870108      22     1000     X      0         0                      1000
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.         com        171870108   33066  1473714     0      X         0        1                   1473714
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial          com        172062101    2218    60887     X      0         0                     60887
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial          com        172062101  126100  3460721     0      X         0        1                   3460721
----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial    sr cv db 5.5%02  172062AB7    8747  3410000     X      0         0                   3410000
----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation           com        172474108    3949   143600     X      0         0                    143600
----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation            com        172908105     378     5780     X      0         0                      5780
----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation            com        172908105   71527  1094100     0      X         0        1                   1094100
----------------------------------------------------------------------------------------------------------------------------------
Citigroup                     com        172967101   20885   326964     X      0         0                    326964
----------------------------------------------------------------------------------------------------------------------------------
Clorox Company                com        189054109     204     1745     X      0         0                      1745
----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group         com        197648108     741    14175     X      0         0                     14175
----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.         com        204493100    9625   303740     X      0         0                    303740
----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Int'l         com        204912109    1006    28288     X      0         0                     28288
----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp        com        205363104     886    16050     X      0         0                     16050
----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A          cl a        208251306   10236   416750     X      0         0                    416750
----------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp      com        210149100    7341   242186     X      0         0                    242186
----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation         com        212485106   25237  1473714     0      X         0        1                   1473714
----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                  com        219350105     216     3600     X      0         0                      3600
----------------------------------------------------------------------------------------------------------------------------------
Costco Companies              com        22160Q102    3214    35100     X      0         0                     35100
----------------------------------------------------------------------------------------------------------------------------------
Crompton & Knowles Corp.      com        227111101     176    11200     X      0         0                     11200
----------------------------------------------------------------------------------------------------------------------------------
DuPont E I De Nemours         com        263534109   11678   201125     X      0         0                    201125
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      372417
-----------------------------------------------------------------------------------------------------------------------------------



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

Page 3 of 6                  FORM 13F        Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                                                                                                               ------------------
                                                                                                                 (SEC Use Only)
                                                                                                               ------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Item 6:                                  Item 8:
                                                   Item 4:    Item 5:  Investment Discretion                     Voting Authority
   Item 1:                 Item 2:       Item 3:    Fair     Shares or ----------------------       Item 7:            Shares
Name of Issuer            Title of       CUSIP      Market   Principal (a)  (b) Shared    (c)      Managers    ---------------------
                           Class         Number     Value     Amount   sole as Defined   Shared  See Instr. V.   (a)    (b)    (c)
                                                    (000)                   in Instr. V.  Other                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC                ADR        284131208    4076    58442   X        0         0                     58442
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.          com        291011104    1308    24700   X        0         0                     24700
------------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.          com        29444G107    9267   132390   X        0         0                    132390
------------------------------------------------------------------------------------------------------------------------------------
Excite Inc.                   com        300904109     577     4120   X        0         0                      4120
------------------------------------------------------------------------------------------------------------------------------------
Exxon                         com        302290101     528     7486   X        0         0                      7486
------------------------------------------------------------------------------------------------------------------------------------
Fed National Mtg Assoc.       com        313586109   20896   301745   X        0         0                    301745
------------------------------------------------------------------------------------------------------------------------------------
Federated New Common          com        31410H101   12688   316216   X        0         0                    316216
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp           com        316773100    4417    66983   X        0         0                     66983
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp           com        316773100  147926  2243432   0        X         0        1                     2243432
------------------------------------------------------------------------------------------------------------------------------------
First American Corp.-Ten      com        318900107   18246   494810   X        0         0                    494810
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.              com        319963104   10016   234300   0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                 com        33763V109     337     3768   X        0         0                      3768
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                 com        33763V109  203267  2271137   0        X         0               1              2271137
------------------------------------------------------------------------------------------------------------------------------------
Fort Bend Holding Co.         com        346824105     810    46296   X        0         0                     46296
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                com        35906P105   30761   592980   X        0         0                    592980
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.          com        369604103   29425   265990   X        0         0                    265990
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.          com        369604103   13054   118000   0        X         0        1                      118000
------------------------------------------------------------------------------------------------------------------------------------
General Mills Inc.            com        370334104     317     4200   X        0         0                      4200
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                  com        375766102    2871    48307   X        0         0                     48307
------------------------------------------------------------------------------------------------------------------------------------
HCR Manor Care                com        404134108   13249   580770   X        0         0                    580770
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.             com        421924101    8216   791950   X        0         0                    791950
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.              com        437076102   13602   218506   X        0         0                    218506
------------------------------------------------------------------------------------------------------------------------------------
Household International       com        441815107    1713    37552   X        0         0                     37552
------------------------------------------------------------------------------------------------------------------------------------
Hussmann International        com        448110106     187    12700   X        0         0                     12700
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                   com        458140100   16938   142485   X        0         0                    142485
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      564692
------------------------------------------------------------------------------------------------------------------------------------



Page 4 of 6                        FORM 13F            Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                                                                                                        ------------------
                                                                                                           (SEC Use Only)
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------------------------------------------------------------------------------------------------------------------------------------

                                                                               Item 6:                                 Item 8:
                                                   Item 4:   Item 5:    Investment Discretion                    Voting Authority
    Item 1:               Item 2:       Item 3:     Fair    Shares or  -----------------------    Item 7:             Shares
Name of Issuer           Title of       CUSIP      Market   Principal  (a) (b) Shared    (c)      Managers    ----------------------
                           Class        Number   Value (000) Amount   sole as Defined   Shared  See Instr. V.   (a)    (b)     (c)
                                                                           in Instr. V. Other                  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.             com        459200101    4082    23032   X        0         0                     23032
------------------------------------------------------------------------------------------------------------------------------------
Interstate Energy Corp        com        460845100     939    35250   X        0         0                     35250
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             com        478160104     859     9190   X        0         0                      9190
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.        com        478366107     235     3775   X        0         0                      3775
------------------------------------------------------------------------------------------------------------------------------------
KN Energy, Inc.               com        482620101    1200    60211   X        0         0                     60211
------------------------------------------------------------------------------------------------------------------------------------
Keycorp new                   com        493267108     220     7250   X        0         0                      7250
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                com        494368103   16330   340650   X        0         0                    340650
------------------------------------------------------------------------------------------------------------------------------------
LIS Logic Corp.               com        502161102     218     7000   X        0         0                      7000
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                com        532457108    2646    31173   X        0         0                     31173
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies              com        548661107    3802    62850   X        0         0                     62850
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA        sponsored adr   55068R202    1966   152690   X        0         0                    152690
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom                  com        55268B106   28550   322373   X        0         0                    322373
------------------------------------------------------------------------------------------------------------------------------------
Magna International          cl a        559222401   19152   329990   X        0         0                    329990
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.           com non vtg    579780206    1022    35250   X        0         0                     35250
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation         com        580135101   16058   354404   X        0         0                    354404
------------------------------------------------------------------------------------------------------------------------------------
Mead Corporation              com        582834107   16547   538100   X        0         0                    538100
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank                   com        585509102   14976   212810   X        0         0                    212810
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.             com        589331107   24017   299745   X        0         0                    299745
------------------------------------------------------------------------------------------------------------------------------------
Metra BioSystems              com        591591102      49    45000   X        0         0                     45000
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation             com        607059102   24821   282055   X        0         0                    282055
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid new         com        651229106   20870   439359   X        0         0                    439359
------------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates              com        654894104    1637    56464   X        0         0                     56464
------------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp            com        659424105   11076   524300   X        0         0                    524300
------------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Ltd          com        665815106   28937   465790   X        0         0                    465790
------------------------------------------------------------------------------------------------------------------------------------
Office Max                    com        67622M108     662    76765   X        0         0                     76765
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                 com        677240103    8480   217425   X        0         0                    217425
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      249351
------------------------------------------------------------------------------------------------------------------------------------


Page 5 of 6                        FORM 13F           Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

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                                                                                                                (SEC Use Only)
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------------------------------------------------------------------------------------------------------------------------------------

                                                                               Item 6:                                 Item 8:
                                                  Item 4:    Item 5:   Investment Discretion                    Voting Authority
   Item 1:                Item 2:       Item 3:    Fair     Shares or  -----------------------   Item 7:               Shares
Name of Issuer           Title of       CUSIP      Market   Principal (a)   (b) Shared  (c)      Managers   ------------------------
                           Class        Number     Value     Amount  sole  as Defined Shared  See Instr. V.    (a)    (b)    (c)
                                                   (000)                   in Instr. V. Other                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Online Resources & Comm       com        68273#103     500   200000   X        0         0                    200000
------------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.          com        68389X105    1673    63417   X        0         0                     63417
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                 com        713448108   22511   574431   X        0         0                    574431
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                   com        717081103    1082     7800   X        0         0                      7800
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble              com        742718109    8903    90913   X        0         0                     90913
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble              com        742718109  116236  1186834   0        X         0        1                     1186834
------------------------------------------------------------------------------------------------------------------------------------
Questar Corp                  com        748356102     334    19700   X        0         0                     19700
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications          com        749121109     350     4850   X        0         0                      4850
------------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl                com        75952U103   13690   321180   X        0         0                    321180
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications            com        78387G103   20392   432152   X        0         0                    432152
------------------------------------------------------------------------------------------------------------------------------------
SLM Holding Corp.             com        78442A109   18727   448558   X        0         0                    448558
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp              com        792848103    6694   309093   X        0         0                    309093
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             com        806857108   12586   209118   X        0         0                    209118
------------------------------------------------------------------------------------------------------------------------------------
Scripps E W Co. Ohio         Cl A        811054204     400     9050   X        0         0                      9050
------------------------------------------------------------------------------------------------------------------------------------
Smithkline Beecham        adr rep ord    832378301     304     4250   X        0         0                      4250
------------------------------------------------------------------------------------------------------------------------------------
Skytel Comm., Inc.      pfd cv ex$2.25   83087Q302    1135    40000   X        0         0                     40000
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                 com        855030102    2792    84917   X        0         0                     84917
------------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises          Cl A        860370105   13615   847600   X        0         0                    847600
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial              com        860630102    9178  1019812   0        X         0        1                     1019812
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems              com        866810104   26252   209915   X        0         0                    209915
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems              com        866810104    8869    70914   0        X         0        1                       70914
------------------------------------------------------------------------------------------------------------------------------------
Sysco                         com        871829107   11753   446675   X        0         0                    446675
------------------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana     sponsored adr   879382208    1726    13509   X        0         0                     13509
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Inc New               com        88037E101    8811   315375   X        0         0                    315375
------------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.                   com        881694103     539     9500   X        0         0                      9500
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      309052
------------------------------------------------------------------------------------------------------------------------------------


Page 6 of 6                        FORM 13F            Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

                                                                                                             ------------------
                                                                                                                (SEC Use Only)
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------------------------------------------------------------------------------------------------------------------------------------

                                                                                Item 6:                                Item 8:
                                                  Item 4:    Item 5:    Investment Discretion                   Voting Authority
   Item 1:              Item 2:         Item 3:    Fair     Shares or  -----------------------     Item 7:             Shares
Name of Issuer          Title of         CUSIP     Market   Principal (a)  (b) Shared   (c)        Managers    ---------------------
                          Class          Number    Value     Amount   sole as Defined  Shared    See Instr. V.   (a)    (b)    (c)
                                                   (000)                  in Instr. V. Other                   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Thomas & Betts                com        884315102    9233   245800   X        0         0                    245800
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                    com        885535104     205     8800   X        0         0                      8800
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries            com        896522109    3806   129570   X        0         0                    129570
------------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.            com        908908106     727    51900   X        0         0                     51900
------------------------------------------------------------------------------------------------------------------------------------
U S Freightways               com        916906100   10730   326400   X        0         0                    326400
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores               com        931142103   16294   176746   X        0         0                    176746
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert                com        934488107     582     8785   X        0         0                      8785
------------------------------------------------------------------------------------------------------------------------------------
Williams Companies            com        969457100   28953   732980   X        0         0                    732980
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Central Trans       com        976592105    5026   379300   X        0         0                    379300
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                  com        983919101   11205   276250   X        0         0                    276250
------------------------------------------------------------------------------------------------------------------------------------
Xerox                         com        984121103   21287   398825   X        0         0                    398825
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                      108048
------------------------------------------------------------------------------------------------------------------------------------

GRAND TOTAL:                                       1878310
                                                  =========
